Fair Value Measurements and Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net investments in direct financing and sales-type leases	$ 818,809
Loans and Leases Receivable, Net Amount [Abstract]
Total loans receivables and other financing receivables	953,447	$ 712,243
Performing Financial Instruments | Pass
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total net investments in direct financing and sales-type leases	818,809	575,163
Loans and Leases Receivable, Net Amount [Abstract]
Long-term receivable and accrued revenue included in other assets	8,092	5,694
Performing Financial Instruments | Internal Investment Grade
Loans and Leases Receivable, Net Amount [Abstract]
Advances to equity-accounted joint ventures	$ 126,546	$ 131,386